Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Jan. 01, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Cash accounting	$ (4,321,006)	$ (4,682,266)
Number of operating segments | segment	1
Number of reportable segments | segment	1
Allowance for credit loss	$ 67,153	0
Decrease to retained earnings	(7,399,703)	(7,734,609)
Basic lease rents
Summary Of Significant Accounting Policies [Line Items]
Cash accounting	(3,761,611)	(4,281,260)
Basic lease rents | Cash accounting
Summary Of Significant Accounting Policies [Line Items]
Cash accounting	$ 310,600
Cumulative effect due to adoption of new accounting standard
Summary Of Significant Accounting Policies [Line Items]
Allowance for credit loss		$ 30,264	$ 30,300
Decrease to retained earnings			$ 25,800
Flight Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%